UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

     ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners
Variable Capital and
Income Portfolio

Managed by CLEARBRIDGE ADVISORS
 WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks total return (that is, a combination of income and long-term capital appreciation).

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	28

Statement of operations	29

Statements of changes in net assets	30

Financial highlights	31

Notes to financial statements	34

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Variable Capital and Income Portfolio   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

Turning to the bond market, both short- and long-term Treasury yields experienced periods of volatility during the six-month reporting period. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvii, returned a modest 1.13%.

II   Legg Mason Partners Variable Capital and Income Portfolio

Performance review
For the six months ended June 30, 2008, Class I shares of Legg Mason Partners Variable Capital and Income Portfolio1 returned -6.41%. The Portfolio’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index, returned -11.91% and 1.13%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned -7.66% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Capital and Income Portfolio[1] — Class I Shares	-6.41%

S&P 500 Index	-11.91%

Lehman Brothers U.S. Aggregate Index	1.13%

Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	-7.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned -6.32% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class I and Class II shares were 0.88% and 1.13%, respectively.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 198 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Capital and Income Portfolio   III

Letter from the chairman continued

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the “Notes to financial statements” included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2008

IV   Legg Mason Partners Variable Capital and Income Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Diversification does not assure against loss. Stock and bond prices are subject to fluctuation. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Variable Capital and Income Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO[3]	THE PERIOD[4]
Class I	(6.41)%	$1,000.00	$935.90	0.97%	$4.67

Class II	(6.32)	1,000.00	936.80	0.99	4.77

[1]	For the six months ended June 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios include dividend expense related to securities sold short and not subject to a contractual expense limitation.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO[2]	THE PERIOD[3]
Class I	5.00%	$1,000.00	$1,020.04	0.97%	$4.87

Class II	5.00	1,000.00	1,019.94	0.99	4.97

[1]	For the six months ended June 30, 2008.

[2]	The expense ratios include dividend expense related to securities sold short and not subject to a contractual expense limitation.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 64.7%

CONSUMER DISCRETIONARY — 8.8%

	Media — 6.1%

187,020	Lamar Advertising Co., Class A Shares*	$6,738,330

261,308	Liberty Media Corp. — Entertainment, Series A*	6,331,493

326,450	Time Warner Inc.	4,831,460

392,300	Warner Music Group Corp.	2,801,022

	Total Media	20,702,305

	Multiline Retail — 1.5%

105,400	Target Corp.	4,900,046

	Specialty Retail — 1.2%

167,100	Staples Inc.	3,968,625

	TOTAL CONSUMER DISCRETIONARY	29,570,976

CONSUMER STAPLES — 1.9%

	Tobacco — 1.9%

132,210	Philip Morris International Inc.	6,529,852

ENERGY — 12.2%

	Energy Equipment & Services — 5.6%

175,120	Halliburton Co.	9,293,619

61,300	National-Oilwell Varco Inc.*	5,438,536

26,200	Transocean Inc.*	3,992,618

	Total Energy Equipment & Services	18,724,773

	Oil, Gas & Consumable Fuels — 6.6%

276,250	Crosstex Energy Inc.	9,574,825

30,030	Devon Energy Corp.	3,608,405

265,500	El Paso Corp.	5,771,970

49,130	Newfield Exploration Co.*	3,205,732

	Total Oil, Gas & Consumable Fuels	22,160,932

	TOTAL ENERGY	40,885,705

FINANCIALS — 7.0%

	Capital Markets — 4.7%

305,600	Charles Schwab Corp.	6,277,024

257,820	Invesco Ltd.	6,182,524

183,504	Och-Ziff Capital Management Group	3,488,411

	Total Capital Markets	15,947,959

	Consumer Finance — 1.2%

102,335	American Express Co.	3,854,959

See Notes to Financial Statements.

4   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

SHARES	SECURITY	VALUE
	Diversified Financial Services — 1.1%

112,200	JPMorgan Chase & Co.	$3,849,582

	TOTAL FINANCIALS	23,652,500

HEALTH CARE — 9.3%

	Health Care Equipment & Supplies — 2.7%

26,200	Beckman Coulter Inc.	1,769,286

139,525	Medtronic Inc.	7,220,418

	Total Health Care Equipment & Supplies	8,989,704

	Health Care Providers & Services — 1.0%

124,055	UnitedHealth Group Inc.	3,256,444

	Health Care Technology — 1.8%

531,100	HLTH Corp.*	6,012,052

	Pharmaceuticals — 3.8%

79,500	Johnson & Johnson	5,115,030

162,900	Wyeth	7,812,684

	Total Pharmaceuticals	12,927,714

	TOTAL HEALTH CARE	31,185,914

INDUSTRIALS — 11.3%

	Building Products — 1.8%

414,400	Assa Abloy AB	6,001,560

	Commercial Services & Supplies — 2.4%

299,650	Covanta Holding Corp.*	7,997,659

	Electrical Equipment — 0.9%

115,900	ABB Ltd., ADR	3,282,288

	Industrial Conglomerates — 4.1%

350,140	General Electric Co.	9,345,237

71,600	McDermott International Inc.*	4,431,324

	Total Industrial Conglomerates	13,776,561

	Machinery — 2.1%

145,820	Dover Corp.	7,053,313

	TOTAL INDUSTRIALS	38,111,381

INFORMATION TECHNOLOGY — 8.2%

	Communications Equipment — 3.5%

201,970	Cisco Systems Inc.*	4,697,822

105,900	Nokia Oyj, ADR	2,594,550

1	Nortel Networks Corp.*	8

104,420	QUALCOMM Inc.	4,633,116

	Total Communications Equipment	11,925,496

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

SHARES	SECURITY	VALUE
	Computers & Peripherals — 1.5%

343,430	EMC Corp.*	$5,044,987

	Internet Software & Services — 1.5%

130,010	VeriSign Inc.*	4,914,378

	Software — 1.7%

277,160	Oracle Corp.*	5,820,360

	TOTAL INFORMATION TECHNOLOGY	27,705,221

TELECOMMUNICATION SERVICES — 2.0%

	Wireless Telecommunication Services — 2.0%

62,600	America Movil SAB de CV, Series L Shares, ADR	3,302,150

80,500	American Tower Corp., Class A Shares*	3,401,125

	TOTAL TELECOMMUNICATION SERVICES	6,703,275

UTILITIES — 4.0%

	Electric Utilities — 0.7%

48,590	Allegheny Energy Inc.	2,434,845

	Gas Utilities — 1.5%

87,930	National Fuel Gas Co.	5,230,076

	Independent Power Producers & Energy Traders — 1.8%

138,600	NRG Energy Inc.*	5,945,940

	TOTAL UTILITIES	13,610,861

	TOTAL COMMON STOCKS (Cost — $228,448,562)	217,955,685

PREFERRED STOCKS — 1.7%

FINANCIALS — 1.7%

	Insurance — 1.6%

93,200	American International Group Inc., 8.500%	5,525,828

	Thrifts & Mortgage Finance — 0.1%

8,850	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(a)	215,055

300	Federal National Mortgage Association (FNMA), 7.000%(a)	14,154

6,250	Federal National Mortgage Association (FNMA), 8.250%	143,438

	Total Thrifts & Mortgage Finance	372,647

	TOTAL PREFERRED STOCKS (Cost — $7,551,090)	5,898,475

FACE
AMOUNT
ASSET-BACKED SECURITIES — 0.6%

	Automobiles — 0.1%

$500,000	ARG Funding Corp., 4.290% due 4/20/11(b)	465,081

See Notes to Financial Statements.

6   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Home Equity — 0.5%

	ACE Securities Corp.:

$127,253	2.973% due 11/25/33(a)	$114,525

90,204	2.653% due 1/25/36(a)	24,743

81,187	Credit Suisse Mortgage Capital Certificates, 2.743% due 5/25/36(a)(b)(c)	63,304

210,000	Credit-Based Asset Servicing & Securitization LLC, 5.704% due 12/25/36	179,101

	GSAA Home Equity Trust:

620,000	2.723% due 12/25/36(a)	296,632

520,000	2.780% due 5/25/47(a)	268,599

79,184	GSAMP Trust, 2.503% due 5/25/46(a)(b)(c)	71,268

139,045	GSRPM Mortgage Loan Trust, 2.783% due 3/25/35(a)(b)(c)	111,213

109,161	Lehman XS Trust, 2.553% due 8/25/46(a)(c)	103,397

94,169	RAAC, 2.753% due 5/25/36(a)(b)	82,737

118,413	Renaissance Home Equity Loan Trust, 4.293% due 3/25/34(a)	91,566

170,403	Structured Asset Securities Corp., 2.730% due 11/25/37(a)	159,567

	Total Home Equity	1,566,652

	Student Loan — 0.0%
110,000	Nelnet Student Loan Trust, 4.100% due 4/25/24(a)(c)	110,286

	TOTAL ASSET-BACKED SECURITIES (Cost — $2,434,006)	2,142,019

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%

42,545	American Home Mortgage Investment Trust, 2.563% due 6/25/46(a)	41,746

210,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45(a)	200,569

133,654	Banc of America Funding Corp., 5.683% due 9/20/46(a)(c)	116,259

152,017	Banc of America Mortgage Securities, 4.804% due 9/25/35(a)	148,444

359,111	Bear Stearns Alt-A Trust, 2.833% due 9/25/34(a)	306,674

	Countrywide Alternative Loan Trust:

141,207	2.813% due 11/20/35(a)	103,574

87,569	2.693% due 6/25/46(a)	70,357

125,518	2.693% due 7/25/46(a)	86,624

210,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39(a)	202,628

104,247	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.954% due 8/25/35(a)	94,549

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Downey Savings & Loan Association Mortgage Loan Trust:

$98,626	2.693% due 3/19/45(a)	$76,660

101,517	4.448% due 3/19/46(a)	72,616

101,487	4.448% due 3/19/47(a)(c)	70,031

103,937	GSR Mortgage Loan Trust, 5.621% due 10/25/35(a)	101,152

	Harborview Mortgage Loan Trust:

36,946	2.883% due 11/19/34(a)	36,498

108,100	2.833% due 1/19/35(a)	93,810

124,427	2.733% due 1/19/36(a)	93,307

106,192	IMPAC Secured Assets Corp., 2.803% due 3/25/36(a)	79,354

	Indymac Index Mortgage Loan Trust:

13,424	2.823% due 8/25/34(a)	11,729

53,603	6.582% due 3/25/35(a)(c)	41,274

418,102	5.389% due 6/25/35(a)	360,158

135,523	2.680% due 6/25/47(a)	95,167

210,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.814% due 6/12/43(a)	205,259

113,970	Luminent Mortgage Trust, 2.673% due 5/25/46(a)	81,762

	MASTR ARM Trust:

12,253	6.754% due 12/25/34(a)	12,247

143,942	2.693% due 4/25/46(a)	105,152

25,004	MASTR Seasoned Securities Trust, 6.503% due 10/25/32(a)(c)	23,003

33,071	Sequoia Mortgage Trust, 2.802% due 1/20/34(a)	31,373

	Structured Adjustable Rate Mortgage Loan Trust:

184,853	4.920% due 3/25/34(a)	183,138

84,901	5.190% due 1/25/35(a)	80,505

	Structured Asset Mortgage Investments Inc.:

154,075	2.693% due 8/25/36(a)	111,241

56,129	2.693% due 5/25/46(a)	40,317

127,210	2.663% due 7/25/46(a)	89,935

	Thornburg Mortgage Securities Trust:

287,623	6.214% due 9/25/37(a)	273,455

310,364	6.216% due 9/25/37(a)	296,833

165,621	2.683% due 12/25/45(a)	164,378

198,448	2.653% due 1/25/46(a)	196,134

See Notes to Financial Statements.

8   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Washington Mutual Inc.:

$86,550	2.773% due 12/25/45(a)	$75,867

176,355	2.753% due 12/25/45(a)	136,546

	Washington Mutual Mortgage Pass-Through Certificates:

170,140	5.622% due 12/25/36(a)(c)	144,796

81,145	5.500% due 4/25/36(a)	77,836

61,818	Wells Fargo Mortgage Backed Securities Trust, 5.241% due 4/25/36(a)	60,884

78,904	Zuni Mortgage Loan Trust, 2.613% due 8/25/36(a)	75,324

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $5,602,699)	4,969,165

COLLATERALIZED SENIOR LOANS — 1.9%

	Aerospace & Defense — 0.1%

	Dubai Aerospace Enterprise, Term Loan:

142,652	6.650% due 7/31/14(a)	138,194

143,617	7.210% due 7/31/14(a)	139,129

	Total Aerospace & Defense	277,323

	Airlines — 0.1%

248,747	Delta Airlines Inc., Term Loan, 6.149% due 4/30/14(a)	165,728

178,950	United Airlines Inc., Term Loan B, 4.589% due 1/12/14(a)	134,511

	Total Airlines	300,239

	Commercial Services & Supplies — 0.1%

248,747	US Investigations Services Inc., Term Loan B, 5.551% due 2/21/15(a)	230,920

	Containers & Packaging — 0.1%

250,000	Graphic Packaging International, Term Loan C, 4.983% due 5/16/14(a)	241,667

	Diversified Consumer Services — 0.1%

248,750	Thomson Learning Hold, Term Loan B, 5.005% due 7/5/14(a)	226,549

	Diversified Telecommunication Services — 0.0%

168,750	Insight Midwest, Term Loan B, 4.690% due 4/10/14(a)	162,633

	Electric Utilities — 0.1%

497,500	TXU Corp., Term Loan B, 6.256% due 10/10/14(a)	461,535

	Health Care Equipment & Supplies — 0.1%
	Bausch & Lomb Inc.:

199,500	Term Loan, 5.946% due 4/11/15(a)	195,947

50,000	Term Loan B, 5.946% due 4/11/15(a)	49,109

	Total Health Care Equipment & Supplies	245,056

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Health Care Providers & Services — 0.1%

	Community Health Systems Inc.:

$15,468	Term Loan, 4.631% due 7/2/14(a)	$14,602

226,756	Term Loan B, 4.835% due 7/2/14(a)	214,055

248,116	HCA Inc., Term Loan B, 4.946% due 11/1/13(a)	233,372

	Total Health Care Providers & Services	462,029

	Hotels, Restaurants & Leisure — 0.1%

	Aramark Corp.:

14,607	1.875% due 1/31/14(a)	13,812

229,916	Term Loan, 4.571% due 1/31/14(a)	217,401

	Total Hotels, Restaurants & Leisure	231,213

	IT Services — 0.1%

248,750	First Data Corp., Term Loan, 5.246% due 10/15/14(a)	229,068

	Media — 0.5%

250,000	Charter Communications, Term Loan B, 4.900% due 3/15/14(a)	220,085

248,687	CMP Susquehanna Corp., Term Loan, 4.463% due 6/7/13(a)	205,788

496,848	Idearc Inc., Term Loan B, 4.687% due 11/1/14(a)	398,721

248,125	LodgeNet Entertainment Corp., Term Loan B, 4.710% due 4/4/14(a)	229,671

248,737	Regal Cinemas Corp., Term Loan B, 4.196% due 10/19/10(a)	236,231

250,000	UPC Broadband Holding BV, Term Loan N, 4.209% due 3/30/14(a)	236,688

	Total Media	1,527,184

	Multiline Retail — 0.1%

250,000	Neiman Marcus Group Inc., Term Loan B, 4.422% due 3/13/13(a)	238,938

	Paper & Forest Products — 0.1%

249,375	NewPage Corp., Term Loan, Tranche B, 7.750% due 11/5/14(a)	248,237

	Pharmaceuticals — 0.1%

248,744	Royalty Pharma, Term Loan B, 4.946% due 5/15/14(a)	247,733

	Specialty Retail — 0.1%

248,111	Michaels Stores Inc. Term Loan B, 5.789% due 10/31/13(a)	207,224

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $5,968,239)	5,537,548

See Notes to Financial Statements.

10   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 12.7%

CONSUMER DISCRETIONARY — 1.9%

	Auto Components — 0.1%

$110,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(b)(d)	$95,700

25,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	12,125

	Visteon Corp.:

309,000	12.250% due 12/31/16(b)	248,745

120,000	Senior Notes, 8.250% due 8/1/10	107,400

	Total Auto Components	463,970

	Automobiles — 0.2%

210,000	Ford Motor Co., Notes, 7.450% due 7/16/31	123,375

	General Motors Corp., Senior Debentures:

100,000	8.250% due 7/15/23	58,750

640,000	8.375% due 7/15/33	382,400

	Total Automobiles	564,525

	Diversified Consumer Services — 0.0%

155,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	143,375

	Hotels, Restaurants & Leisure — 0.3%

120,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(e)	2,400

55,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	55,000

50,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15(b)	32,750

257,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	222,305

200,000	McDonald’s Corp., Medium Term Notes, 5.350% due 3/1/18	195,490

	MGM MIRAGE Inc.:

	Senior Notes:

150,000	7.500% due 6/1/16	124,125

25,000	7.625% due 1/15/17	20,688

34,882	Senior Subordinated Notes, 9.375% due 2/15/10	35,056

180,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	180,900

100,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	86,000

240,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	184,800

	Total Hotels, Restaurants & Leisure	1,139,514

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Household Durables — 0.2%

$100,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	$87,500

20,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	14,700

360,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	363,600

50,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.485% due 9/1/12	46,812

	Total Household Durables	512,612

	Internet & Catalog Retail — 0.0%

40,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16(b)	39,300

	Media — 0.9%

205,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	205,513

640,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	477,600

46,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	41,745

140,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(b)	144,550

50,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	42,400

125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	137,730

90,000	Comcast Corp., Notes, 6.500% due 1/15/17	90,682

165,000	CSC Holdings Inc., Senior Notes, 8.125% due 7/15/09	166,650

30,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10	29,775

200,000	EchoStar DBS Corp., Senior Notes, 7.000% due 10/1/13	191,500

120,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	76,050

130,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	131,915

10,000	News America Inc., 6.650% due 11/15/37	9,795

	R.H. Donnelley Corp.:

80,000	Senior Discount Notes, 6.875% due 1/15/13	48,000

370,000	Senior Notes, 8.875% due 10/15/17(b)	222,000

40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	43,409

640,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	655,298

290,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(b)	252,300

	Total Media	2,966,912

See Notes to Financial Statements.

12   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Multiline Retail — 0.2%

$200,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(d)	$190,000

	Neiman Marcus Group Inc.:

4,000	Senior Notes, 9.000% due 10/15/15(d)	3,970

391,000	Senior Subordinated Notes, 10.375% due 10/15/15	392,955

	Total Multiline Retail	586,925

	Specialty Retail — 0.0%

105,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	86,363

60,000	Michaels Stores Inc., Senior Subordinated Bonds, 11.375% due 11/1/16	48,000

	Total Specialty Retail	134,363

	TOTAL CONSUMER DISCRETIONARY	6,551,496

CONSUMER STAPLES — 0.2%

	Beverages — 0.1%

270,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	274,725

	Food & Staples Retailing — 0.1%

158,757	CVS Caremark Corp., 6.943% due 1/10/30(b)	153,003

100,000	Kroger Co., 5.500% due 2/1/13	100,416

	Total Food & Staples Retailing	253,419

	Tobacco — 0.0%

	Alliance One International Inc., Senior Notes:

50,000	8.500% due 5/15/12	47,250

60,000	11.000% due 5/15/12	62,100

	Total Tobacco	109,350

	TOTAL CONSUMER STAPLES	637,494

ENERGY — 1.7%

	Energy Equipment & Services — 0.1%

200,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	200,750

100,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14(b)	102,500

5,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	5,013

10,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17(b)	9,603

	Total Energy Equipment & Services	317,866

	Oil, Gas & Consumable Fuels — 1.6%
200,000	Amerada Hess Corp., 6.650% due 8/15/11	209,918

60,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	64,498

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 1.6% continued

$40,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	$40,086

	Apache Corp.:

190,000	5.625% due 1/15/17	192,564

70,000	Senior Notes, 5.250% due 4/15/13	70,983

155,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	159,262

	Chesapeake Energy Corp., Senior Notes:

355,000	6.375% due 6/15/15	337,250

60,000	6.500% due 8/15/17	56,400

5,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	5,013

130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	142,983

	El Paso Corp.:

35,000	Medium-Term Notes, 7.800% due 8/1/31	35,422

510,000	Senior Subordinated Notes, 7.000% due 6/15/17	501,681

190,000	Energy Transfer Partners LP, 6.700% due 7/1/18	191,580

250,000	Enterprise Products Operating LP, Subordinated Notes, 7.034% due 1/15/68(a)	218,927

240,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	237,000

90,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16(b)	84,312

60,000	Hess Corp., Notes, 7.300% due 8/15/31	67,208

135,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	138,037

	Kerr-McGee Corp.:

70,000	6.950% due 7/1/24	72,785

	Notes:

100,000	6.875% due 9/15/11	104,417

105,000	7.875% due 9/15/31	122,511

	Kinder Morgan Energy Partners LP:

40,000	6.750% due 3/15/11	41,256

	Senior Notes:

10,000	6.300% due 2/1/09	10,103

140,000	6.000% due 2/1/17	138,562

70,000	Mariner Energy Inc., Senior Notes, 8.000% due 5/15/17	68,075

105,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	109,200

	OPTI Canada Inc., Senior Secured Notes:

130,000	7.875% due 12/15/14	129,025

70,000	8.250% due 12/15/14	70,000

See Notes to Financial Statements.

14   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 1.6% continued

$150,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	$158,250

56,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	55,530

40,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	40,200

	Petroplus Finance Ltd.:

75,000	6.750% due 5/1/14(b)	68,250

60,000	Senior Notes, 7.000% due 5/1/17(b)	53,250

285,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(b)	277,875

175,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	171,500

120,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	130,350

60,000	VeraSun Energy Corp., 9.375% due 6/1/17	31,200

60,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(b)	58,200

135,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	133,144

	Williams Cos. Inc.:

65,000	Debentures, 7.500% due 1/15/31	66,056

165,000	Notes, 6.123% due 5/1/09(a)(b)	165,825

	XTO Energy Inc.:

140,000	5.650% due 4/1/16	139,000

100,000	5.500% due 6/15/18	95,678

50,000	Senior Notes, 7.500% due 4/15/12	53,688

	Total Oil, Gas & Consumable Fuels	5,317,054

	TOTAL ENERGY	5,634,920
FINANCIALS — 3.1%

	Capital Markets — 0.4%
	Bear Stearns Co. Inc.:

	Senior Notes:

100,000	6.400% due 10/2/17	98,989

60,000	7.250% due 2/1/18	62,722

40,000	Subordinated Notes, 5.550% due 1/22/17	37,030

30,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	30,368

	Goldman Sachs Group Inc.:

60,000	Notes, 4.500% due 6/15/10	60,108

200,000	Senior Notes, 6.150% due 4/1/18	194,381

110,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16(b)	77,623

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Capital Markets — 0.4% continued

$10,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12(a)(f)	$6,530

	Lehman Brothers Holdings Inc.:

40,000	5.250% due 2/6/12	37,884

	Medium-Term Notes:

360,000	6.750% due 12/28/17	338,769

50,000	Senior Notes, 6.200% due 9/26/14	47,784

	Merrill Lynch & Co. Inc.:

30,000	5.450% due 2/5/13	28,324

160,000	6.875% due 4/25/18	152,541

	Morgan Stanley:

10,000	Medium-Term Notes, 3.184% due 10/18/16(a)	8,690

250,000	Subordinated Notes, 4.750% due 4/1/14	228,087

	Total Capital Markets	1,409,830

	Commercial Banks — 0.5%
	Glitnir Banki HF:

100,000	Notes, 6.375% due 9/25/12(b)	86,029

100,000	Subordinated Notes, 6.693% due 6/15/16(a)(b)	64,345

40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14(a)(b)(f)	34,625

200,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(b)	181,065

150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15(a)(b)(f)	138,694

50,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(b)	48,345

110,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(a)(b)(f)	77,359

70,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36(a)	55,757

	TuranAlem Finance BV, Bonds:

310,000	8.250% due 1/22/37(b)	260,012

140,000	8.250% due 1/22/37(b)	117,250

	Wachovia Corp.:

460,000	Medium Term Notes, 5.500% due 5/1/13	440,724

120,000	Subordinated Notes, 5.250% due 8/1/14	111,873

100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	91,009
	Total Commercial Banks	1,707,087

See Notes to Financial Statements.

16   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Consumer Finance — 1.1%

$210,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66(a)	$194,449

100,000	Caterpillar Financial Services Corp., Medium-Term Notes, 5.450% due 4/15/18	99,323

	Ford Motor Credit Co.:

	Notes:

70,000	7.375% due 10/28/09	63,774

400,000	5.700% due 1/15/10	341,385

	Senior Notes:

1,055,000	9.875% due 8/10/11	889,465

100,000	8.000% due 12/15/16	72,776

	General Motors Acceptance Corp.:

700,000	Bonds, 8.000% due 11/1/31	456,305

	Notes:

200,000	5.625% due 5/15/09	185,217

340,000	7.250% due 3/2/11	250,042

470,000	6.875% due 9/15/11	337,950

20,000	Senior Notes, 5.850% due 1/14/09	18,994

200,000	John Deere Capital Corp., Medium-Term Notes, 5.350% due 4/3/18	197,474

500,000	SLM Corp., 8.450% due 6/15/18	480,454

	Total Consumer Finance	3,587,608
	Diversified Financial Services — 1.0%
130,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.335% due 10/1/12	124,800

40,000	Aiful Corp., Notes, 5.000% due 8/10/10(b)	35,600

86,825	Air 2 US, 8.027% due 10/1/19(b)	76,895

75,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(b)	48,000

75,000	Capital One Bank, Notes, 5.750% due 9/15/10	74,773

50,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(b)	42,875

	Citigroup Inc.:

360,000	5.500% due 4/11/13	351,715

170,000	6.875% due 3/5/38	164,556

125,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.125% due 9/15/09	119,420

100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(b)	101,243

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 1.0% continued

$40,000	European Investment Bank, 4.625% due 3/21/12	$41,355

	General Electric Capital Corp.:

500,000	Senior Notes, 5.625% due 5/1/18	484,425

10,000	Subordinated Debentures, 6.375% due 11/15/67(a)	9,474

100,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67(a)(b)	86,473

200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	209,238

225,000	International Lease Finance Corp., Medium-Term Notes, 4.375% due 11/1/09	217,593

225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	226,679

130,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	131,300

	Residential Capital LLC:

63,000	8.500% due 5/15/10(b)	53,235

472,000	9.625% due 5/15/15(b)	231,280

100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17(a)(b)(f)	85,053

	Vanguard Health Holdings Co.:

100,000	I LLC, Senior Discount Notes, step bond to yield 12.761% due 10/1/15	88,500

195,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	194,025

	Total Diversified Financial Services	3,198,507
	Insurance — 0.1%

30,000	American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18	28,156

70,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	61,303

200,000	Pacific Life Global Funding, 5.150% due 4/15/13(b)	197,979

80,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(a)	68,841

	Total Insurance	356,279

	Real Estate Investment Trusts (REITs) — 0.0%
80,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	70,000

75,000	iStar Financial Inc., Senior Notes, 4.875% due 1/15/09	72,009

5,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	4,800

	Total Real Estate Investment Trusts (REITs)	146,809
	Real Estate Management & Development — 0.0%

20,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	11,700

See Notes to Financial Statements.

18   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Real Estate Management & Development — 0.0% continued

$275,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	$136,125

	Total Real Estate Management & Development	147,825

	Thrifts & Mortgage Finance — 0.0%

20,000	Countrywide Financial Corp., Medium-Term Notes, 2.868% due 1/5/09(a)	19,611

10,000	Countrywide Home Loans Inc., Notes, 5.625% due 7/15/09	9,754

	Total Thrifts & Mortgage Finance	29,365

	TOTAL FINANCIALS	10,583,310

HEALTH CARE — 0.7%

	Health Care Equipment & Supplies — 0.0%

55,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	50,875

	Health Care Providers & Services — 0.7%
	Cardinal Health Inc.:

100,000	5.800% due 10/15/16	98,029

60,000	5.850% due 12/15/17	58,785

210,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	212,363

270,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	263,925

	HCA Inc.:

30,000	Notes, 6.375% due 1/15/15	25,050

145,000	Senior Notes, 6.500% due 2/15/16	121,438

	Senior Secured Notes:

10,000	9.250% due 11/15/16	10,325

527,000	9.625% due 11/15/16(d)	544,127

	Tenet Healthcare Corp., Senior Notes:

110,000	6.375% due 12/1/11	105,875

240,000	6.500% due 6/1/12	227,400

250,000	9.875% due 7/1/14	252,500

5,000	6.875% due 11/15/31	3,625

	Universal Hospital Services Inc.:

30,000	6.303% due 6/1/15(a)	28,200

25,000	8.500% due 6/1/15(d)	25,125

333,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(a)(d)	264,735

10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	9,682

	Total Health Care Providers & Services	2,251,184

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   19

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Pharmaceuticals — 0.0%

$275,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(e)(g)	$6,187

40,000	Wyeth, 5.950% due 4/1/37	38,740

	Total Pharmaceuticals	44,927

	TOTAL HEALTH CARE	2,346,986

INDUSTRIALS — 1.1%

	Aerospace & Defense — 0.1%

	Hawker Beechcraft Acquisition Co.:

220,000	Senior Notes, 8.875% due 4/1/15(d)	222,200

160,000	Senior Subordinated Notes, 9.750% due 4/1/17	160,800

	Total Aerospace & Defense	383,000

	Airlines — 0.1%

	Continental Airlines Inc., Pass-Through Certificates:

104,941	8.312% due 4/2/11	96,546

40,000	7.339% due 4/19/14	31,100

250,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(b)	249,375

	Total Airlines	377,021

	Building Products — 0.2%

	Associated Materials Inc.:

290,000	Senior Discount Notes, step bond to yield 15.383% due 3/1/14	192,850

220,000	Senior Subordinated Notes, 9.750% due 4/15/12	218,900

40,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	25,800

415,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 18.667% due 3/1/14	190,900

	Total Building Products	628,450

	Commercial Services & Supplies — 0.3%
155,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	134,075

80,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	78,600

185,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	185,000

150,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	126,000

320,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(b)	296,000

See Notes to Financial Statements.

20   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Commercial Services & Supplies — 0.3% continued

$70,000	Waste Management Inc., Senior Notes, 6.375% due 11/15/12	$71,893

	Total Commercial Services & Supplies	891,568
	Industrial Conglomerates — 0.1%

	Sequa Corp.:

50,000	11.750% due 12/1/15(b)	44,750

50,000	13.500% due 12/1/15(b)(d)	46,250

140,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	135,240

	Total Industrial Conglomerates	226,240

	Machinery — 0.0%

40,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	39,600

	Road & Rail — 0.2%

30,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	31,350

530,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	484,950

190,502	Union Pacific Corp., Pass-Through Certificates, 5.404% due 7/2/25	191,551

	Total Road & Rail	707,851

	Trading Companies & Distributors — 0.1%

200,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(b)	177,000

160,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	140,800

235,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(b)	177,425

	Total Trading Companies & Distributors	495,225

	Transportation Infrastructure — 0.0%

	Swift Transportation Co., Senior Secured Notes:

85,000	10.426% due 5/15/15(a)(b)	27,625

165,000	12.500% due 5/15/17(b)	56,925

	Total Transportation Infrastructure	84,550

	TOTAL INDUSTRIALS	3,833,505

INFORMATION TECHNOLOGY — 0.2%

	Electronic Equipment & Instruments — 0.0%

90,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15	78,525

	IT Services — 0.2%
70,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)(d)	63,700

70,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	72,211

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   21

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	IT Services — 0.2% continued

$365,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	$368,650

	Total IT Services	504,561

	Office Electronics — 0.0%

20,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	20,189

	Software — 0.0%

80,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	63,600

	TOTAL INFORMATION TECHNOLOGY	666,875

MATERIALS — 1.1%

	Chemicals — 0.1%

	Georgia Gulf Corp., Senior Notes:

155,000	9.500% due 10/15/14	116,637

90,000	10.750% due 10/15/16	54,450

5,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	4,600

120,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	122,520

	Total Chemicals	298,207

	Containers & Packaging — 0.1%

	Graham Packaging Co. Inc.:

50,000	8.500% due 10/15/12	47,625

70,000	Senior Subordinated Notes, 9.875% due 10/15/14	62,300

145,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	139,200

15,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(b)	13,950

	Total Containers & Packaging	263,075

	Metals & Mining — 0.7%
590,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	623,418

285,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	297,825

90,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14(a)(d)	74,250

220,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	209,000

340,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(b)	339,150

535,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12(b)	537,675

80,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	74,200

See Notes to Financial Statements.

22   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Metals & Mining — 0.7% continued

$106,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	$98,976

	Total Metals & Mining	2,254,494
	Paper & Forest Products — 0.2%

350,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(b)	371,000

	Appleton Papers Inc.:

140,000	Senior Notes, 8.125% due 6/15/11	133,000

40,000	Senior Subordinated Notes, 9.750% due 6/15/14	37,400

115,000	NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12(a)	116,150

120,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	108,600

80,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	82,461

	Total Paper & Forest Products	848,611

	TOTAL MATERIALS	3,664,387

TELECOMMUNICATION SERVICES — 1.3%

	Diversified Telecommunication Services — 1.1%
210,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	169,050

135,000	Citizens Communications Co., 7.050% due 10/1/46	95,175

75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	73,291

260,000	Embarq Corp., Senior Notes, 6.738% due 6/1/13	251,126

	Hawaiian Telcom Communications Inc.:

100,000	Senior Notes, 9.750% due 5/1/13	40,500

180,000	Senior Subordinated Notes, 12.500% due 5/1/15	45,900

	Intelsat Bermuda Ltd.:

180,000	9.250% due 6/15/16	182,250

215,000	Senior Notes, 11.250% due 6/15/16	218,763

50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	52,929

350,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	329,000

230,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	210,450

265,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(b)	261,025

	Qwest Corp.:

355,000	Notes, 6.026% due 6/15/13(a)	340,800

40,000	Senior Notes, 7.500% due 10/1/14	38,700

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   23

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Telecommunication Services — 1.1% continued

$130,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	$119,145

250,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	255,074

300,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	282,750

240,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(b)	253,200

	Windstream Corp.:

290,000	8.125% due 8/1/13	290,725

245,000	Senior Notes, 8.625% due 8/1/16	245,613

	Total Diversified Telecommunication Services	3,755,466
	Wireless Telecommunication Services — 0.2%

140,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(b)(d)	162,400

50,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	48,375

40,000	Nextel Communications Inc., Senior Notes, 6.875% due 10/31/13	33,824

	Rural Cellular Corp.:

20,000	Senior Notes, 9.875% due 2/1/10	20,450

80,000	Senior Subordinated Notes, 5.682% due 6/1/13(a)	80,600

235,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	232,831

	Total Wireless Telecommunication Services	578,480

	TOTAL TELECOMMUNICATION SERVICES	4,333,946

UTILITIES — 1.4%

	Electric Utilities — 0.2%

70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	72,096

30,000	Exelon Corp., Bonds, 5.625% due 6/15/35	25,940

	FirstEnergy Corp., Notes:

40,000	6.450% due 11/15/11	41,075

100,000	7.375% due 11/15/31	109,054

90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	97,650

	Pacific Gas & Electric Co.:

150,000	5.625% due 11/30/17	149,688

45,000	First Mortgage Bonds, 6.050% due 3/1/34	43,529

	Total Electric Utilities	539,032

	Gas Utilities — 0.1%

280,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	266,000

See Notes to Financial Statements.

24   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 1.1%
	AES Corp., Senior Notes:

$31,000	8.875% due 2/15/11	$32,240

300,000	7.750% due 3/1/14	297,375

350,000	7.750% due 10/15/15	346,500

320,000	8.000% due 10/15/17	315,200

220,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	201,300

170,000	Dynegy Inc., 7.670% due 11/8/16	167,450

	Edison Mission Energy, Senior Notes:

140,000	7.750% due 6/15/16	140,000

40,000	7.200% due 5/15/19	37,500

90,000	7.625% due 5/15/27	81,225

970,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(b)(d)	972,425

89,453	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	98,398

200,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	199,250

690,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	651,188

	TXU Corp., Senior Notes:

80,000	5.550% due 11/15/14	63,030

75,000	6.550% due 11/15/34	55,018

	Total Independent Power Producers & Energy Traders	3,658,099

	Multi-Utilities — 0.0%

70,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	71,140

	TOTAL UTILITIES	4,534,271

	TOTAL CORPORATE BONDS & NOTES (Cost — $46,599,652)	42,787,190

MORTGAGE-BACKED SECURITIES — 1.3%

	FHLMC — 0.3%

	Federal Home Loan Mortgage Corp. (FHLMC):

215,155	5.114% due 6/1/35(a)	217,561

907,063	6.911% due 8/1/36(a)	924,866

	TOTAL FHLMC	1,142,427

	FNMA — 1.0%
	Federal National Mortgage Association (FNMA):

12,866	7.000% due 7/1/15-2/1/29	13,592

230,716	4.500% due 11/1/23	217,655

184,024	6.500% due 6/1/28-7/1/28	191,525

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   25

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	FNMA — 1.0% continued

$17,370	8.000% due 1/1/31	$18,799

2,497	7.500% due 3/1/31	2,692

163,261	4.854% due 1/1/35(a)	164,751

146,257	5.148% due 9/1/35(a)	149,847

564,537	5.609% due 8/1/37(a)	573,068

800,000	5.000% due 7/14/38(h)	766,875

1,400,000	5.500% due 7/14/38(h)	1,380,093

	TOTAL FNMA	3,478,897

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,621,390)	4,621,324

SOVEREIGN BONDS — 0.1%

	Mexico — 0.0%

91,000	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	97,029

	Russia — 0.1%

187,150	Russian Federation, 7.500% due 3/31/30(b)	210,174

	TOTAL SOVEREIGN BONDS (Cost — $304,472)	307,203

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.0%

	U.S. Government Agency — 0.0%

80,000	Tennessee Valley Authority, 5.980% due 4/1/36 (Cost — $88,101)	86,407

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.1%

501,354	U.S. Treasury Notes, Inflation Indexed, 2.000% due 7/15/14 (Cost — $498,865)	532,571

CONTRACT

PURCHASED OPTIONS — 0.5%

365	S&P 500 Index, Put @ $1,300.00, expires 8/16/08 (Cost — $1,167,845)	1,825,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $303,284,921)	286,662,587

See Notes to Financial Statements.

26   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 15.0%

	U.S. Government Agencies — 0.2%

	Federal National Mortgage Association (FNMA), Discount Notes:

$58,000	1.825%-2.218% due 12/15/08(i)(j)	$57,331

500,000	2.614% due 12/17/08(i)(j) (Cost — $551,442)	494,167

	Total U.S. Government Agencies	551,498

	Repurchase Agreement — 14.8%

49,780,000	State Street Bank & Trust Co., dated 6/30/08, 1.120% due 7/1/08; Proceeds at maturity — $49,781,549; (Fully collateralized by U.S. Treasury Notes, 3.625% due 6/15/10; Market value — $50,781,656)(k) (Cost — $49,780,000)	49,780,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $50,331,442)	50,331,498

	TOTAL INVESTMENTS — 100.1% (Cost — $353,616,363#)	336,994,085

	Liabilities in Excess of Other Assets — (0.1)%	(315,046)

	TOTAL NET ASSETS — 100.0%	$336,679,039

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Security is currently in default.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Illiquid security.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	All or a portion of this security is segregated for open futures contracts, extended settlements, swap contracts, foreign currency contracts and TBA securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
MASTR — Mortgage Asset Securitization Transactions Inc.

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   27

Statement of assets and liabilities (unaudited)
June 30, 2008

ASSETS:

Investments, at value (Cost — $303,836,363)	$287,214,085

Repurchase agreement, at value (Cost — $49,780,000)	49,780,000

Cash	1,279

Receivable for securities sold	1,373,482

Dividends and interest receivable	1,278,556

Deposits with brokers for short sales (Note 1)	312,899

Receivable for Portfolio shares sold	75,652

Interest receivable for open swap contracts	51,581

Receivable from broker — variation margin on open futures contracts	43,618

Prepaid expenses	1,748

Total Assets	340,132,900

LIABILITIES:

Payable for securities purchased	2,716,633

Investment management fee payable	213,991

Payable for Portfolio shares repurchased	210,915

Dividends payable for short sales	60,497

Interest payable for open swap contracts	55,506

Swap contracts, at value (premium received $441)	40,255

Distribution fees payable	25,701

Payable for open forward currency contracts	17,116

Trustees’ fees payable	270

Accrued expenses	112,977

Total Liabilities	3,453,861

TOTAL NET ASSETS	$336,679,039

NET ASSETS:

Par value (Note 7)	$295

Paid-in capital in excess of par value	369,970,925

Undistributed net investment income	3,195,358

Accumulated net realized loss on investments, futures contracts, options written, short sales, swap contracts and foreign currency transactions	(19,814,952)

Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currencies	(16,672,587)

TOTAL NET ASSETS	$336,679,039

Shares Outstanding:

Class I	11,778,474

Class II	17,757,419

Net Asset Value:

Class I	$11.39

Class II	$11.41

See Notes to Financial Statements.

28   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$2,830,418

Dividends	2,158,726

Less: Foreign taxes withheld	(38,049)

Total Investment Income	4,951,095

EXPENSES:

Investment management fee (Note 3)	1,326,254

Distribution fees (Note 5)	264,250

Shareholder reports (Note 5)	250,240

Dividend expense on securities sold short	60,885

Legal fees	23,456

Audit and tax	21,422

Trustees’ fees	7,603

Insurance	4,656

Custody fees	4,216

Transfer agent fees (Note 5)	262

Miscellaneous expenses	2,229

Total Expenses	1,965,473

Less: Fee waivers and/or expense reimbursements (Notes 3 and 5)	(226,883)

Net Expenses	1,738,590

NET INVESTMENT INCOME	3,212,505

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SHORT SALES, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(21,167,899)

Futures contracts	1,183,052

Options written	1,571,080

Short sales	193,124

Swap contracts	4,976

Foreign currency transactions	(84,756)

Net Realized Loss	(18,300,423)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(8,740,126)

Futures contracts	(35,337)

Options written	(577,701)

Swap contracts	(47,242)

Foreign currencies	17,700

Change in Net Unrealized Appreciation/Depreciation	(9,382,706)

Net Loss on Investments, Futures Contracts, Options Written, Short Sales, Swap Contracts and Foreign Currency Transactions	(27,683,129)

DECREASE IN NET ASSETS FROM OPERATIONS	$(24,470,624)

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   29

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$3,212,505	$5,055,815

Net realized gain (loss)	(18,300,423)	67,113,393

Change in net unrealized appreciation/depreciation	(9,382,706)	(58,965,305)

Increase (Decrease) in Net Assets From Operations	(24,470,624)	13,203,903

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	—	(4,975,007)

Net realized gains	(6,732,744)	(62,344,335)

Decrease in Net Assets From Distributions to Shareholders	(6,732,744)	(67,319,342)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	11,070,176	22,722,329

Reinvestment of distributions	6,732,517	67,319,342

Cost of shares repurchased	(38,505,986)	(62,341,696)

Net assets of shares issued in connection with merger (Note 8)	—	204,143,774

Increase (Decrease) in Net Assets From Fund Share Transactions	(20,703,293)	231,843,749

INCREASE (DECREASE) IN NET ASSETS	(51,906,661)	177,728,310

NET ASSETS:

Beginning of period	388,585,700	210,857,390

End of period*	$336,679,039	$388,585,700

* Includes undistributed net investment income of:	$3,195,358	$(17,147)

See Notes to Financial Statements.

30   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.41	$14.82

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11	0.16

Net realized and unrealized gain (loss)	(0.90)	0.02

Total income (loss) from operations	(0.79)	0.18

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.21)

Net realized gains	(0.23)	(2.38)

Total distributions	(0.23)	(2.59)

NET ASSET VALUE, END OF PERIOD	$11.39	$12.41

Total return[4]	(6.41)%	1.15%

NET ASSETS, END OF PERIOD (000s)	$134,151	$157,968

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.97%	0.80%

Gross expenses, excluding dividend expense[5]	0.93	0.80

Net expenses[5]	0.97	0.80

Net expenses, excluding dividend expense[5]	0.93	0.80

Net investment income[5]	1.83	1.57

PORTFOLIO TURNOVER RATE	74%[6]	282%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period April 27, 2007 (inception date) to December 31, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 86% for the six months ended June 30, 2008.

[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 232% for the year ended December 31, 2007.

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   31

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES	2008[1,2]	2007[2]	2006	2005	2004	2003[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.42	$14.21	$13.45	$13.17	$12.67	$10.42

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11	0.21	0.22	0.16	0.10	0.08

Net realized and unrealized gain (loss)	(0.89)	0.56	1.20	0.40	0.54	2.20

Total income (loss) from operations	(0.78)	0.77	1.42	0.56	0.64	2.28

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.18)	(0.23)	(0.16)	(0.11)	(0.03)

Net realized gains	(0.23)	(2.38)	(0.43)	(0.12)	(0.03)	(0.00)[3]

Total distributions	(0.23)	(2.56)	(0.66)	(0.28)	(0.14)	(0.03)

NET ASSET VALUE, END OF PERIOD	$11.41	$12.42	$14.21	$13.45	$13.17	$12.67

Total return[4]	(6.32)%	5.36%	10.50%	4.25%	5.01%	21.93%

NET ASSETS, END OF PERIOD (000s)	$202,528	$230,618	$210,857	$216,930	$174,922	$77,788

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.21%[5]	1.05%	1.12%[6]	1.06%	1.08%	1.39%

Gross expenses, excluding dividend expense	1.17 [5]	1.05	1.12 [6]	1.06	1.08	1.39

Net expenses[7,8]	0.99 [5]	0.94	0.99 [6]	0.96	0.97	1.00

Net expenses, excluding dividend expense[7,8]	0.96 [5]	0.94	0.99 [6]	0.96	0.97	1.00

Net investment income	1.81 [5]	1.44	1.46	1.29	1.09	0.69

PORTFOLIO TURNOVER RATE	74%[9]	282%[10]	36%	61%	49%	39%

[1]	For the six months ended June 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.01 per share.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 1.05% and 0.95%, respectively.

See Notes to Financial Statements.

32   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

[7]	As a result of a contractual expense limitation, which commenced on April 30, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 0.95%. This contractual expense limitation expired effective May 1, 2008. Prior to April 30, 2007, there was a voluntary expenses limitation of 1.00% on Class II shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 86% for the six months ended June 30, 2008.

[10]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 232% for the year ended December 31, 2007.

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   33

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Capital and Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(b) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

34   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

36   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

(g) Swap contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(h) Credit default swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   37

Notes to financial statements (unaudited) continued

upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(i) Short sales of securities. A short sale is a transaction in which the Portfolio sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Portfolio may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed security. In borrowing the security to be delivered to the buyer, the Portfolio becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair

38   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(m) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(n) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   39

Notes to financial statements (unaudited) continued

date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing

40   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	JUNE 30, 2008	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$336,994,085	$223,854,160	$113,075,648	$64,277
Other Financial Instruments*	(50,235)	7,577	(57,812)	—

Total	$336,943,850	$223,861,737	$113,017,836	$64,277

*	Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs Level 3 were used in determining fair value:

INVESTMENTS
IN SECURITIES
Balance as of December 31, 2007	$99,056

Accrued Premiums/Discounts	—

Realized Loss	—

Change in unrealized depreciation	(14,392)

Net purchases (sales)	78,669

Transfers in and/or out of Level 3	(99,056)

Balance as of June 30, 2008	$64,277

3. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   41

Notes to financial statements (unaudited) continued

LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio except for the management of cash and short term investments. For its services, LMPFA pays ClearBridge and Western Asset 70% of the net management fee it receives from the Portfolio. The fee is divided between ClearBridge and Western Asset, on a pro rata basis, based on the assets allocated to each subadviser, from time to time. Western Asset Limited does not receive any compensation from the Portfolio and is compensated by Western Asset for its services to the Portfolio.

The Portfolio had an expense limitation in place of 0.95% on Class II shares. Prior to April 30, 2007, the voluntary expense limitation in effect for Class II shares was 1.00%. This expense limitation expired effective May 1, 2008.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

During the six months ended June 30, 2008, the Manager waived a portion of its fee in the amount of $121,183.

Legg Mason Investor Services, LLC (“LMIS”) a wholly owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

42   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

4.	Investments
During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$271,368,312	$7,974,985

Sales	321,024,777	27,619,197

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,332,410

Gross unrealized depreciation	(31,954,688)

Net unrealized depreciation	$(16,622,278)

At June 30, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to Buy:

Euro	64	3/09	$15,417,908	$15,468,800	$50,892

Germany Federal Republic	14	9/08	2,455,554	2,437,602	(17,952)

Pound Sterling	3	3/09	703,696	700,303	(3,393)

U.S. Treasury 2 Year Notes	13	9/08	2,745,987	2,745,641	(346)

U.S. Treasury 5 Year Notes	113	9/08	12,541,885	12,492,680	(49,205)

U.S. Treasury 10 Year Notes	18	9/08	2,034,801	2,050,594	15,793

U.S. Treasury Bonds	22	9/08	2,531,274	2,543,062	11,788

Net Unrealized Gain on Open Futures Contracts					$7,577

At June 30, 2008, the Portfolio had the following open forward foreign currency contracts as described below.

	LOCAL	MARKET	SETTLEMENT	UNREALIZED
FOREIGN CURRENCY	CURRENCY	VALUE	DATE	LOSS
Contracts to Buy:

Japanese Yen	$16,608,000	$156,714	8/5/08	$(4,528)

Contracts to Sell:

Euro	670,000	1,053,098	8/5/08	(12,588)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(17,116)

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   43

Notes to financial statements (unaudited) continued

During the six months ended June 30, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options written, outstanding December 31, 2007	5,958	$1,700,274

Options written	3,416	668,158

Options closed	(8,978)	(2,279,779)

Options expired	(396)	(88,653)

Options written, outstanding June 30, 2008	—	—

At June 30, 2008, the Portfolio held TBA securities with a total cost of $2,163,282.

At June 30, 2008, the Portfolio held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$386,000
Payments Received by Portfolio:	Fixed Rate, 4.40%
Payments Made by Portfolio:	Floating Rate (3 month LIBOR)
Termination Date:	5/31/12
Unrealized Appreciation:	$3,700

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$1,500,000
Payments Received by Portfolio:	Fixed Rate, 4.280%
Payments Made by Portfolio:	Floating Rate (6-Month EURIBOR)
Termination Date:	4/11/10
Unrealized Depreciation:	$(40,759)

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$300,000
Payments Received by Portfolio:	Floating Rate (6-Month EURIBOR)
Payments Made by Portfolio:	Fixed Rate, 4.466%
Termination Date:	4/11/18
Unrealized Appreciation:	$20,761

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$1,200,000
Payments Received by Portfolio:	Fixed Rate, 4.254%
Payments Made by Portfolio:	Floating Rate (6-Month EURIBOR)
Termination Date:	4/14/10
Unrealized Depreciation:	$(33,474)

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$200,000
Payments Received by Portfolio:	Floating Rate (6-Month EURIBOR)
Payments Made by Portfolio:	Fixed Rate, 4.440%
Termination Date:	4/14/18
Unrealized Appreciation:	$14,474

44   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$200,000
Payments Received by Portfolio:	Fixed Rate, 4.441%
Payments Made by Portfolio:	Floating Rate (6-Month EURIBOR)
Termination Date:	5/12/10
Unrealized Depreciation	$(4,793)

At June 30, 2008, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	Ambac Assurance Corp.
Notional Amount:	$20,000
Payments Received by Portfolio:	Payment only if credit event occurs
Payments Made by Portfolio:	Fixed Rate, 3.600%
Termination Date:	12/20/12
Unrealized Appreciation:	$8,191

Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$10,000
Payments Received by Portfolio:	Fixed Rate, 3.050%
Payments Made by Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation:	$(4,303)

Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	Ambac Assurance Corp.
Notional Amount:	$10,000
Payments Received by Portfolio:	Payment only if credit event occurs
Payments Made by Portfolio:	Fixed Rate, 3.600%
Termination Date:	12/20/12
Unrealized Appreciation:	$4,096

Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$20,000
Payments Received by Portfolio:	Fixed Rate, 3.100%
Payments Made by Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation:	$(8,589)

At June 30, 2008, the Portfolio had total unrealized depreciation of $40,696 from swap contracts.

5.	Class specific expenses
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   45

Notes to financial statements (unaudited) continued

During the six months ended June 30, 2008, LMIS waived a portion of its distribution fees for the Portfolio, resulting in a waiver of $105,700. The distribution plan fee waiver can be terminated at any time.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER	SHAREHOLDER REPORTS
	FEES	AGENT FEES	EXPENSES
Class I	—	$239	$104,965

Class II	$264,250	23	145,275

Total	$264,250	$262	$250,240

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
Net Investment Income:
Class I	—	$2,198,031	*

Class II	—	2,776,976	*

Total	—	$4,975,007	*

Net Realized Gains:
Class I	$2,690,783	$25,359,501	*

Class II	4,041,961	36,984,834	*

Total	$6,732,744	$62,344,335	*

*	For the period April 27, 2007 (inception date) to December 31, 2007.

7.	Shares of beneficial interest
At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.

46   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	180,435	$2,109,291	240,323	$3,582,145	*

Shares issued on reinvestment	229,766	2,690,556	2,204,734	27,557,532	*

Shares repurchased	(1,365,317)	(16,056,150)	(1,555,962)	(23,029,464	)*

Shares issued with merger	—	—	11,844,495	175,544,844	*

Net increase (decrease)	(955,116)	$(11,256,303)	12,733,590	$183,655,057	*

Class II
Shares sold	759,640	$8,960,885	1,300,611	$19,140,184

Shares issued on reinvestment	344,877	4,041,961	3,177,881	39,761,810

Shares repurchased	(1,909,763)	(22,449,836)	(2,686,636)	(39,312,232)

Shares issued with merger	—	—	1,929,653	28,598,930

Net increase (decrease)	(805,246)	$(9,446,990)	3,721,509	$48,188,692

*	For the period April 27, 2007 (inception date) to December 31, 2007.

8.	Transfer of net assets
On April 27, 2007, the Portfolio acquired the assets and certain liabilities of the Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio pursuant to a plan of reorganization approved by Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio shareholders on October 19, 2006. Total shares issued by the Portfolio and the total net assets of the Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio and the Portfolio on the date of the transfer were as follows:

	SHARES ISSUED BY	TOTAL NET ASSETS OF THE
ACQUIRED PORTFOLIO	THE PORTFOLIO	ACQUIRED PORTFOLIO
Legg Mason Partners Variable Capital and Income Portfolio	7,632,622	$113,121,307

Legg Mason Partners Variable Total Return Portfolio	6,141,526	91,022,467

The total assets of the Portfolio were $209,876,351.

The total net assets of the Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio before acquisition included unrealized appreciation of $8,116,820 and $15,259,385, respectively, accumulated net realized loss of $149,456 and $4,931, respectively, and accumulated net investment loss of $3,744 and $1,165, respectively. Total net assets of the Portfolio immediately after the transfer were

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   47

Notes to financial statements (unaudited) continued

$414,020,125. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and CGM, a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant

48   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   49

Notes to financial statements (unaudited) continued

failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of

50   Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report

attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11.	Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

Legg Mason Partners Variable Capital and Income Portfolio 2008 Semi-Annual Report   51

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Legg Mason Partners
Variable Capital and Income Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

ClearBridge Advisors, LLC
Western Asset Management
Company
Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Capital and Income Portfolio
The Portfolio is a separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Capital and Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010082 8/08 SR08-626

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2008

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2008